Offerings - Offering: 1	Sep. 08, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $1.00 per share
Amount Registered | shares	1,733,434	[1]
Maximum Aggregate Offering Price	$ 47,121,800.20	[2]
Fee Rate	0.01531%
Amount of Registration Fee	$ 7,214.35	[3]
Offering Note
(1)	Represents the number of shares of common stock, par value $1.00 per share (“First Community common stock”), of First Community Corporation (“First Community”) estimated to be issuable upon completion of the merger. This number is based upon an estimate of (x) 2,704,264 shares of common stock, $2.00 par value per share (“Signature Bank common stock”), of Signature Bank of Georgia (“Signature Bank”) outstanding as of September 4, 2025, or issuable or expected to be cancelled or exchanged in connection with the merger of Signature Bank of Georgia with and into First Community Bank, which is the sum of: (a) 2,575,731 shares of Signature Bank common stock outstanding, plus (b) 128,533 shares of Signature Bank common stock issuable upon the exercise of outstanding Signature Bank options multiplied by (y) the exchange ratio of 0.6410 shares of First Community common stock for each share of Signature Bank common stock.

(2)	Estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act of 1933, as amended (the “Securities Act”), and computed pursuant to Rule 457(c) thereunder as follows: the average of the bid and asked prices of Signature Bank common stock as reported on the OTCID (formerly OTC Pink) on September 4, 2025 ($17.425), multiplied by the maximum number of shares of Signature Bank common stock to be converted in the merger.

(3)	Determined in accordance with Section 6(b) of the Securities Act at a rate equal to $153.10 per $1,000,000 of the proposed maximum aggregate offering price.

[1]	Represents the number of shares of common stock, par value $1.00 per share (“First Community common stock”), of First Community Corporation (“First Community”) estimated to be issuable upon completion of the merger. This number is based upon an estimate of (x) 2,704,264 shares of common stock, $2.00 par value per share (“Signature Bank common stock”), of Signature Bank of Georgia (“Signature Bank”) outstanding as of September 4, 2025, or issuable or expected to be cancelled or exchanged in connection with the merger of Signature Bank of Georgia with and into First Community Bank, which is the sum of: (a) 2,575,731 shares of Signature Bank common stock outstanding, plus (b) 128,533 shares of Signature Bank common stock issuable upon the exercise of outstanding Signature Bank options multiplied by (y) the exchange ratio of 0.6410 shares of First Community common stock for each share of Signature Bank common stock.
[2]	Estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act of 1933, as amended (the “Securities Act”), and computed pursuant to Rule 457(c) thereunder as follows: the average of the bid and asked prices of Signature Bank common stock as reported on the OTCID (formerly OTC Pink) on September 4, 2025 ($17.425), multiplied by the maximum number of shares of Signature Bank common stock to be converted in the merger.
[3]	Determined in accordance with Section 6(b) of the Securities Act at a rate equal to $153.10 per $1,000,000 of the proposed maximum aggregate offering price.